Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Earnings Per Share (Tables) [Abstract]
Computation of Earnings Per Common Share

	Three Months Ended July 31,

	2011	2010

Computation of net income per share:
Net income	$111,523	$102,881
Net income allocated to participating securities	1,127	987

Net income allocated to common shareholders	$110,396	$101,894

Weighted-average common shares outstanding	113,122,789	118,156,815

Net income per common share	$0.98	$0.86

The following table sets forth the computation of net income per common share and net income per common share - assuming dilution.

	Year Ended April 30,

	2011	2010	2009

Computation of net income per share:
Net income	$479,482	$494,138	$265,953
Net income allocated to participating securities	4,692	4,321	1,944

Net income allocated to common stockholders	$474,790	$489,817	$264,009

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849

Net income per common share	$4.06	$4.15	$3.11

Computation of Earnings Per Common Share - assuming dilution

	Three Months Ended July 31,

	2011	2010

Computation of net income per share — assuming dilution:
Net income	$111,523	$102,881
Net income allocated to participating securities	1,127	986

Net income allocated to common shareholders	$110,396	$101,895

Weighted-average common shares outstanding	113,122,789	118,156,815
Dilutive effect of stock options	57,637	139,564

Weighted-average common shares outstanding — assuming dilution	113,180,426	118,296,379

Net income per common share — assuming dilution	$0.98	$0.86

Computation of net income per share — assuming dilution:
Net income	$479,482	$494,138	$265,953
Net income allocated to participating securities	4,690	4,318	1,947

Net income allocated to common stockholders	$474,792	$489,820	$264,006

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849
Dilutive effect of stock options	110,335	130,011	98,938

Weighted-average common shares outstanding — assuming dilution	117,119,697	118,041,171	84,922,787

Net income per common share — assuming dilution	$4.05	$4.15	$3.11

Weighted-average common shares, basic and diluted

	Three Months Ended July 31,

	2011	2010

Weighted-average common shares outstanding	113,122,789	118,156,815
Weighted-average participating shares outstanding	1,154,758	1,144,111

Total weighted-average shares outstanding	114,277,547	119,300,926
Dilutive effect of stock options	57,637	139,564

Total weighted-average shares outstanding — assuming dilution	114,335,184	119,440,490

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Year Ended April 30,

	2011	2010	2009

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849
Weighted-average participating shares outstanding	1,156,389	1,040,274	624,743

Weighted-average shares outstanding	118,165,751	118,951,434	85,448,592
Dilutive effect of stock options	110,335	130,011	98,938

Weighted-average shares outstanding — assuming dilution	118,276,086	119,081,445	85,547,530